Other Receivables and Other Income (Tables)	12 Months Ended
Sep. 30, 2013
Receivables [Abstract]
Other Receivables
Other Receivables, net

	September 30 2012	September 30 2013
Due from investee corporations	$3	$1
Due from vendors for agency services	12,332	10,812
Other	7,606	2,484
Allowance for doubtful accounts	—	(4,357)
	$19,941	$8,940

Long term portion:
Due from vendors for agency services	460	836
	$460	$836

	$19,481	$8,104
Note 6 – Other Receivables, net and Other Income (continued)

(a)	Other Receivables, net (continued)

Age analysis of Other Receivables, net:

	September 30 2012	September 30 2013

Current	$14,035	$5,847
Current to 3 months past due	3,284	1,639
3 months to 6 months past due	1,148	629
6 months to one year past due	613	2,403
Greater than one year past due	$401	1,943
Total other receivables gross	$19,481	$12,461

Allowance for doubtful accounts	$—	(4,357)
Total other receivables, net	$19,481	$8,104

Other Income	Other Income

	September 30 2011	September 30 2012	September 30 2013
Agency fee income	$46,809	$39,847	$25,386
Other income	6,467	9,571	12,949
	$53,276	$49,418	$38,335